Capital structure and financial items - Cash and cash equivalents and free cash flow - Cash and cash equivalents (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Balances with banks	kr 10,720	kr 12,757	kr 15,475
Current debt (bank overdrafts)	(1)	(531)	(64)
Cash and cash equivalents	10,719	12,226	kr 15,411	kr 15,629
Bank loan classified as financing activities	358	576
Bank loan classified as cash and cash equivalents	kr 1	kr 531